SoFi GIG Economy ETF

SCHEDULE OF INVESTMENTS at November 30, 2021 (Unaudited)

	Shares	Value
Common Stocks - 99.0%
Applications Software - 6.0%
Materialise NV - ADR (1)	12,800	$311,680
Microsoft Corp. (1)	1,024	338,524
Monday.com Ltd. (1)(2)	2,539	913,532
		1,563,736
Auto Manufacturers - 1.1%
Tesla, Inc. (1)(2)	241	275,887

Commercial Services - 0.4%
IWG PLC (1)	26,663	98,594

Commercial Services - Finance - 6.9%
Adyen NV (1)	113	311,303
PayPal Holdings, Inc. (1)	2,544	470,360
Square, Inc. - Class A (1)(2)	3,815	794,779
Yeahka Ltd. (1)	63,439	229,071
		1,805,513
Communications Software - 0.4%
Zoom Video Communications, Inc. - Class A (1)	442	93,443

Computer Software - 4.4%
Box, Inc. - Class A (1)(2)	4,001	93,664
Citrix Systems, Inc. (1)	433	34,826
Dropbox, Inc. - Class A (1)	3,440	84,658
Lightspeed Commerce, Inc. (1)	7,655	386,501
MongoDB, Inc. - Class A (1)	571	284,415
Splunk, Inc. (1)	1,079	130,559
Twilio, Inc. - Class A (1)	464	132,774
		1,147,397
Computers - Other - 3.3%
Nano Dimension Ltd. - ADR (1)(2)	59,493	284,972
Stratasys Ltd. (1)	21,072	568,733
		853,705
Data Processing & Management - 0.9%
DocuSign, Inc. (1)	951	234,288

E-Commerce & Products - 14.2%
Alibaba Group Holding Ltd. - ADR (1)	4,123	525,806
eBay, Inc. (1)	2,920	196,983
Etsy, Inc. (1)	2,064	566,733
Farfetch Ltd. - Class A (1)(2)	7,505	258,247
JD.com, Inc. - Class A - ADR (1)	6,256	526,192
Pinduoduo, Inc. - Class A - ADR (1)	6,961	462,907
Rakuten Group, Inc. (1)	39,691	405,842
Sea Ltd. - Class A - ADR (1)	2,560	737,459
		3,680,169
E-Commerce & Services - 11.0%
BASE, Inc. (1)	7,771	46,676
Delivery Hero SE (1)	1,226	162,423
Demae-Can Co. Ltd.	6,280	51,381
Eventbrite, Inc. - Class A (1)(2)	12,078	182,378
Fiverr International Ltd. (1)(2)	3,393	480,517
Lyft, Inc. - Class A (1)(2)	7,729	313,875
MercadoLibre, Inc. (1)	485	576,379
Uber Technologies, Inc. (1)	11,062	420,356
Upwork, Inc. (1)(2)	16,779	625,185
		2,859,170
E-Marketing - Information - 0.9%
Jumia Technologies AG - ADR (1)(2)	20,016	236,789

Enterprise Software & Services - 2.7%
HubSpot, Inc. (1)(2)	724	584,203
Workday, Inc. - Class A (1)(2)	442	121,209
		705,412
Entertainment Software - 3.9%
Bilibili, Inc. - ADR (1)	3,487	230,177
HUYA, Inc. - Class A - ADR (1)(2)	33,545	288,822
NetEase, Inc. - ADR (1)	4,464	480,907
		999,906
Finance - Consumer Loans - 3.9%
LendingClub Corp. (1)	20,576	673,247
LendingTree, Inc. (1)	3,014	341,727
		1,014,974
Internet - 5.3%
Airbnb, Inc. - Class A (1)(2)	5,122	883,750
DoorDash, Inc. - Class A (1)	577	103,150
Pinterest, Inc. - Class A (1)	9,789	392,148
		1,379,048
Internet Application Software - 3.8%
Shopify, Inc. - Class A (1)	645	981,555

Internet Content - Entertainment - 7.9%
JOYY, Inc. - Class A - ADR (1)(2)	5,721	292,915
Snap, Inc. - Class A (1)(2)	6,902	328,605
Spotify Technology SA (1)	3,666	874,341
Twitter, Inc. (1)	12,713	558,609
		2,054,470
Internet Content - Information & News - 5.1%
Just Eat Takeaway.com NV - ADR (1)	6,421	80,005
Just Eat Takeaway.com NV (1)	640	39,745
Just Eat Takeaway.com NV (1)	798	49,573
Meituan Dianping - Class B (1)	10,550	322,082
Nerdy, Inc. - Class A (1)	36,892	226,148
Tencent Holdings Ltd.	10,467	616,808
		1,334,361
Metal Processors & Fabrication - 1.1%
Proto Labs, Inc. (1)	5,453	273,304

Real Estate - 0.4%
WeWork, Inc. (1)	12,026	104,506

Recreational Vehicles - 0.6%
Camping World Holdings, Inc. - Class A (1)(2)	3,345	146,712

Schools - 1.8%
2U, Inc. (1)(2)	19,997	475,729

Software - 7.3%
Fastly, Inc. - Class A (1)(2)	5,494	223,935
ROBLOX Corp. - Class A (1)(2)	8,386	1,057,475
salesforce.com, Inc. (1)	880	250,765
Unity Software, Inc. (1)(2)	2,122	365,811
		1,897,986
Transport - Services - 1.2%
DiDi Global, Inc. - Class A - ADR (1)(2)	25,888	197,525
FedEx Corp. (1)	535	123,248
		320,773
Web Hosting & Design - 0.6%
GoDaddy, Inc. - Class A (1)	2,092	146,796

Web Portals & ISPs - 3.9%
Baidu, Inc. - Class A - ADR (1)	4,303	644,762
Yandex NV - Class A (1)	5,081	365,527
		1,010,289
Total Common Stocks
(Cost $32,568,278)		25,694,512

Short-Term Investments - 1.1%
Money Market Funds - 1.1%
First American Government Obligations Fund - Class X, 0.026% (3)	296,523	296,523
Total Short-Term Investments
(Cost $296,523)		296,523

Investments Purchased with Proceeds from Securities Lending - 32.7%
Mount Vernon Liquid Assets Portfolio, LLC, 0.100% (3)	8,503,628	8,503,628
Total Investments Purchased With Collateral From Securities Lending
(Cost $8,503,628)		8,503,628

Total Investments in Securities - 132.8%
(Cost $41,368,429)		34,494,663
Liabilities in Excess of Other Assets - (32.8)%		(8,512,907)
Total Net Assets - 100.0%		$25,981,756

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)
This security or a portion of this security was out on loan as of November 30, 2021. Total loaned securities had a value of $8,141,830 or 31.34% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)	The rate shown is the annualized seven-day effective yield as of November 30, 2021.

Summary of Fair Value Exposure at November 30, 2021 (Unaudited)

The SoFi Gig Economy ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2021:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks	$–	$25,694,512	$–	$–	$25,694,512
Short-Term Investments	–	296,523	–	–	296,523
Investments Purchased With Collateral From Securities Lending (1)	8,503,628	–	–	–	8,503,628
Total Investments in Securities	$8,503,628	$25,991,035	$–	$–	$34,494,663

(1) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.